Cover	6 Months Ended
Jun. 30, 2021
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Jun. 30, 2021
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2021
Current Fiscal Year End Date	--12-31
Entity File Number	001-39167
Entity Registrant Name	Molecular Data Inc.
Entity Central Index Key	0001758736
Entity Address, Address Line One	11/F, Building 15
Entity Address, Address Line Two	2177 Shenkun Road
Entity Address, Address Line Three	Minhang District
Entity Address, City or Town	Shanghai
Entity Address, Country	CN
Entity Address, Postal Zip Code	201106